Commitments and Contingencies - Summary of Leases (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Assets
Operating lease right-of-use assets	$ 12,338		$ 9,054		$ 7,774
Liabilities
Accrued expenses and other current liabilities	1,385		871		928
Operating lease liability	11,667		8,771		$ 7,370
Total lease liabilities	13,052		$ 9,642
Infinity Pharmaceuticals Inc [Member]
Assets
Operating lease right-of-use assets	597	$ 697		$ 1,064
Liabilities
Accrued expenses and other current liabilities	613	593		519
Operating lease liability	$ 164	324		917
Total lease liabilities		$ 917		$ 1,436